UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-4318



                        The American Funds Income Series
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: August 31, 2005

                   Date of reporting period: November 30, 2004




                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

U.S. GOVERNMENT SECURITIES FUND
Investment portfolio

November 30, 2004
                                                                     unaudited

                                                                                           Principal amount     Market value
BONDS AND NOTES -- 93.16%                                                                             (000)            (000)


U.S. TREASURY BONDS & NOTES -- 52.50%
U.S. Treasury Obligations 1.125% 2005                                                            $    2,875   $        2,854
U.S. Treasury Obligations 1.625% 2005                                                                97,000           96,121
U.S. Treasury Obligations 5.75% 2005                                                                 50,000           51,437
U.S. Treasury Obligations 1.625% 2006                                                                53,000           52,263
U.S. Treasury Obligations 2.50% 2006                                                                  1,050            1,044
U.S. Treasury Obligations 4.625% 2006                                                               112,600          115,468
U.S. Treasury Obligations 5.625% 2006                                                                37,975           39,274
U.S. Treasury Obligations 6.875% 2006                                                               107,650          113,806
U.S. Treasury Obligations 7.00% 2006                                                                 48,750           51,888
U.S. Treasury Obligations 3.25% 2007                                                                 66,235           66,318
U.S. Treasury Obligations 4.375% 2007(1)                                                             25,700           26,447
U.S. Treasury Obligations 6.25% 2007                                                                 44,500           47,504
U.S. Treasury Obligations 6.625% 2007                                                                12,495           13,520
U.S. Treasury Obligations 3.625% 2008(2)                                                             32,651           35,753
U.S. Treasury Obligations 5.625% 2008                                                                12,000           12,876
U.S. Treasury Obligations 3.875% 2009(2)                                                             13,894           15,622
U.S. Treasury Obligations 6.00% 2009                                                                    465              512
U.S. Treasury Obligations 5.75% 2010                                                                 45,535           49,953
U.S. Treasury Obligations 5.00% 2011                                                                  7,250            7,667
U.S. Treasury Obligations 3.00% 2012(2)                                                                 560              622
U.S. Treasury Obligations 4.375% 2012                                                                17,355           17,602
U.S. Treasury Obligations 3.875% 2013                                                                50,485           49,294
U.S. Treasury Obligations 4.25% 2013                                                                  7,500            7,484
U.S. Treasury Obligations 12.00% 2013                                                                10,000           12,939
U.S. Treasury Obligations 4.25% 2014                                                                 17,000           16,846
U.S. Treasury Obligations 9.250% 2016                                                                42,880           60,628
U.S. Treasury Obligations 8.125% 2019                                                                28,050           37,727
U.S. Treasury Obligations 8.875% 2019                                                                20,100           28,523
U.S. Treasury Obligations 7.875% 2021                                                                10,655           14,158
U.S. Treasury Obligations 6.875% 2025                                                                29,500           36,396
U.S. Treasury Obligations 6.50% 2026                                                                 49,750           59,164
U.S. Treasury Obligations 3.875% 2029(2)                                                              3,153            4,166
U.S. Treasury Obligations 5.25% 2029                                                                 97,850          100,144
U.S. Treasury Obligations 6.25% 2030                                                                 11,730           13,682
U.S. Treasury Obligations 5.375% 2031                                                                 7,000            7,370
U.S. Treasury Obligations Principal Strip 0% 2011                                                     5,285            3,956
U.S. Treasury Obligations Principal Strip 0% 2019                                                    32,790           15,969
                                                                                                                   1,286,997


MORTGAGE BACKED OBLIGATIONS3 -- 28.69%
Government National Mortgage Assn. 7.50% 2009                                                    $     142        $     149
Government National Mortgage Assn. 7.50% 2009                                                           67               71
Government National Mortgage Assn. 9.00% 2009                                                          369              393
Government National Mortgage Assn. 9.50% 2009                                                           74               80
Government National Mortgage Assn. 7.50% 2011                                                          176              189
Government National Mortgage Assn. 7.50% 2011                                                           26               28
Government National Mortgage Assn. 5.50% 2013                                                          293              306
Government National Mortgage Assn. 6.00% 2013                                                       14,349           15,172
Government National Mortgage Assn. 6.00% 2013                                                        1,358            1,435
Government National Mortgage Assn. 6.00% 2013                                                          321              339
Government National Mortgage Assn. 6.00% 2013                                                          304              322
Government National Mortgage Assn. 6.00% 2013                                                          241              254
Government National Mortgage Assn. 6.00% 2014                                                        5,729            6,047
Government National Mortgage Assn. 6.00% 2014                                                          806              850
Government National Mortgage Assn. 6.00% 2014                                                          679              716
Government National Mortgage Assn. 6.00% 2014                                                          407              429
Government National Mortgage Assn. 6.00% 2014                                                          198              209
Government National Mortgage Assn. 6.50% 2014                                                          633              676
Government National Mortgage Assn. 6.50% 2014                                                          631              674
Government National Mortgage Assn. 6.50% 2014                                                          569              608
Government National Mortgage Assn. 6.50% 2014                                                          366              391
Government National Mortgage Assn. 6.50% 2014                                                          343              366
Government National Mortgage Assn. 6.50% 2014                                                          273              291
Government National Mortgage Assn. 6.50% 2014                                                          258              276
Government National Mortgage Assn. 6.50% 2014                                                          219              234
Government National Mortgage Assn. 6.50% 2014                                                          211              226
Government National Mortgage Assn. 6.50% 2014                                                          188              201
Government National Mortgage Assn. 6.50% 2014                                                          173              184
Government National Mortgage Assn. 6.50% 2014                                                          164              176
Government National Mortgage Assn. 6.50% 2014                                                          103              110
Government National Mortgage Assn. 6.50% 2014                                                           20               22
Government National Mortgage Assn. 5.50% 2016                                                        1,252            1,303
Government National Mortgage Assn. 5.50% 2016                                                          749              780
Government National Mortgage Assn. 5.50% 2016                                                          692              720
Government National Mortgage Assn. 5.50% 2016                                                          684              713
Government National Mortgage Assn. 5.50% 2016                                                          682              710
Government National Mortgage Assn. 5.50% 2016                                                          639              665
Government National Mortgage Assn. 5.50% 2016                                                          481              500
Government National Mortgage Assn. 5.50% 2016                                                          468              487
Government National Mortgage Assn. 5.50% 2016                                                          421              438
Government National Mortgage Assn. 5.50% 2016                                                          373              388
Government National Mortgage Assn. 5.50% 2016                                                          369              384
Government National Mortgage Assn. 5.50% 2016                                                          365              380
Government National Mortgage Assn. 5.50% 2016                                                          360              375
Government National Mortgage Assn. 5.50% 2016                                                          217              226
Government National Mortgage Assn. 5.50% 2016                                                          213              221
Government National Mortgage Assn. 6.00% 2016                                                        2,474            2,607
Government National Mortgage Assn. 6.00% 2016                                                          981            1,034
Government National Mortgage Assn. 6.00% 2016                                                          966            1,018
Government National Mortgage Assn. 6.00% 2016                                                          771              812
Government National Mortgage Assn. 6.50% 2016                                                        1,207            1,288
Government National Mortgage Assn. 6.50% 2016                                                          555              592
Government National Mortgage Assn. 9.00% 2016                                                          127              140
Government National Mortgage Assn. 5.50% 2017                                                        7,614            7,925
Government National Mortgage Assn. 5.50% 2017                                                        6,672            6,945
Government National Mortgage Assn. 6.00% 2017                                                        3,224            3,397
Government National Mortgage Assn. 6.00% 2017                                                          894              942
Government National Mortgage Assn. 6.00% 2017                                                          629              662
Government National Mortgage Assn. 9.00% 2019                                                          132              147
Government National Mortgage Assn. 10.00% 2019                                                       2,285            2,608
Government National Mortgage Assn. 8.50% 2020                                                           41               45
Government National Mortgage Assn. 8.50% 2021                                                          111              122
Government National Mortgage Assn. 8.50% 2021                                                           46               50
Government National Mortgage Assn. 9.00% 2021                                                           54               60
Government National Mortgage Assn. 10.00% 2021                                                         682              781
Government National Mortgage Assn. 7.50% 2022                                                           21               23
Government National Mortgage Assn. 8.00% 2022                                                          362              394
Government National Mortgage Assn. 8.50% 2022                                                           47               51
Government National Mortgage Assn. 8.50% 2022                                                           27               30
Government National Mortgage Assn. 8.50% 2022                                                           12               13
Government National Mortgage Assn. 7.50% 2023                                                          164              178
Government National Mortgage Assn. 7.50% 2023                                                           64               69
Government National Mortgage Assn. 7.50% 2023                                                           47               51
Government National Mortgage Assn. 7.50% 2023                                                           46               50
Government National Mortgage Assn. 7.50% 2023                                                           29               32
Government National Mortgage Assn. 8.00% 2023                                                          545              593
Government National Mortgage Assn. 8.00% 2023                                                          242              264
Government National Mortgage Assn. 8.00% 2023                                                          155              168
Government National Mortgage Assn. 8.50% 2023                                                           27               30
Government National Mortgage Assn. 7.00% 2024                                                          619              664
Government National Mortgage Assn. 7.00% 2024                                                          465              499
Government National Mortgage Assn. 7.50% 2024                                                          124              134
Government National Mortgage Assn. 7.50% 2024                                                           54               59
Government National Mortgage Assn. 7.50% 2024                                                           32               35
Government National Mortgage Assn. 7.50% 2024                                                           11               12
Government National Mortgage Assn. 7.00% 2025                                                          468              501
Government National Mortgage Assn. 7.00% 2025                                                          399              428
Government National Mortgage Assn. 7.00% 2026                                                          198              212
Government National Mortgage Assn. 7.00% 2026                                                           60               65
Government National Mortgage Assn. 7.50% 2026                                                          338              366
Government National Mortgage Assn. 8.00% 2026                                                           39               43
Government National Mortgage Assn. 8.00% 2026                                                           19               21
Government National Mortgage Assn. 7.00% 2027                                                          249              267
Government National Mortgage Assn. 7.50% 2027                                                          121              131
Government National Mortgage Assn. 8.00% 2027                                                          265              291
Government National Mortgage Assn. 6.00% 2028                                                        4,412            4,589
Government National Mortgage Assn. 6.00% 2028                                                        2,504            2,604
Government National Mortgage Assn. 6.00% 2028                                                        2,297            2,389
Government National Mortgage Assn. 6.00% 2028                                                          483              502
Government National Mortgage Assn. 6.50% 2028                                                          872              923
Government National Mortgage Assn. 6.50% 2028                                                          386              409
Government National Mortgage Assn. 6.50% 2028                                                          381              402
Government National Mortgage Assn. 7.00% 2028                                                          659              706
Government National Mortgage Assn. 7.00% 2028                                                          380              407
Government National Mortgage Assn. 7.00% 2028                                                          102              109
Government National Mortgage Assn. 7.50% 2028                                                          285              308
Government National Mortgage Assn. 7.50% 2028                                                          110              119
Government National Mortgage Assn. 6.00% 2029                                                        7,641            7,948
Government National Mortgage Assn. 6.00% 2029                                                          282              294
Government National Mortgage Assn. 7.00% 2029                                                          531              567
Government National Mortgage Assn. 7.00% 2029                                                          353              377
Government National Mortgage Assn. 7.00% 2029                                                          326              348
Government National Mortgage Assn. 7.00% 2029                                                          264              283
Government National Mortgage Assn. 7.50% 2029                                                          193              208
Government National Mortgage Assn. 7.50% 2029                                                          109              118
Government National Mortgage Assn. 7.50% 2029                                                           92               99
Government National Mortgage Assn. 7.00% 2030                                                          375              400
Government National Mortgage Assn. 7.50% 2030                                                        1,034            1,116
Government National Mortgage Assn. 7.50% 2030                                                          566              612
Government National Mortgage Assn. 7.50% 2030                                                          566              610
Government National Mortgage Assn. 7.50% 2030                                                          280              303
Government National Mortgage Assn. 7.50% 2030                                                          159              172
Government National Mortgage Assn. 8.00% 2030                                                          324              354
Government National Mortgage Assn. 8.00% 2030                                                          178              194
Government National Mortgage Assn. 8.00% 2030                                                          127              139
Government National Mortgage Assn. 8.00% 2030                                                          117              127
Government National Mortgage Assn. 8.00% 2030                                                          114              124
Government National Mortgage Assn. 8.00% 2030                                                           48               52
Government National Mortgage Assn. 8.00% 2030                                                           36               39
Government National Mortgage Assn. 5.50% 2031                                                        2,656            2,707
Government National Mortgage Assn. 6.00% 2031                                                        7,877            8,181
Government National Mortgage Assn. 6.00% 2031                                                        1,590            1,650
Government National Mortgage Assn. 6.50% 2031                                                          834              882
Government National Mortgage Assn. 6.50% 2031                                                          779              824
Government National Mortgage Assn. 6.50% 2031                                                          649              685
Government National Mortgage Assn. 6.50% 2031                                                          622              658
Government National Mortgage Assn. 6.50% 2031                                                          594              628
Government National Mortgage Assn. 6.50% 2031                                                          551              583
Government National Mortgage Assn. 6.50% 2031                                                          538              569
Government National Mortgage Assn. 6.50% 2031                                                          493              521
Government National Mortgage Assn. 6.50% 2031                                                          406              430
Government National Mortgage Assn. 6.50% 2031                                                          377              399
Government National Mortgage Assn. 6.50% 2031                                                          365              386
Government National Mortgage Assn. 7.00% 2031                                                        1,367            1,458
Government National Mortgage Assn. 7.00% 2031                                                          931              993
Government National Mortgage Assn. 7.00% 2031                                                          930              992
Government National Mortgage Assn. 7.00% 2031                                                          680              726
Government National Mortgage Assn. 7.00% 2031                                                          593              633
Government National Mortgage Assn. 7.00% 2031                                                          354              378
Government National Mortgage Assn. 7.00% 2031                                                          141              151
Government National Mortgage Assn. 7.00% 2031                                                           50               54
Government National Mortgage Assn. 7.50% 2031                                                          414              447
Government National Mortgage Assn. 7.50% 2031                                                          321              347
Government National Mortgage Assn. 7.50% 2031                                                          167              180
Government National Mortgage Assn. 6.00% 2032                                                          993            1,029
Government National Mortgage Assn. 6.50% 2032                                                        2,938            3,104
Government National Mortgage Assn. 6.50% 2032                                                        1,954            2,064
Government National Mortgage Assn. 6.50% 2032                                                          839              887
Government National Mortgage Assn. 6.50% 2032                                                          755              799
Government National Mortgage Assn. 6.50% 2032                                                          730              772
Government National Mortgage Assn. 6.50% 2032                                                          709              749
Government National Mortgage Assn. 6.50% 2032                                                          667              705
Government National Mortgage Assn. 6.50% 2032                                                          629              665
Government National Mortgage Assn. 6.50% 2032                                                          615              649
Government National Mortgage Assn. 6.50% 2032                                                          591              624
Government National Mortgage Assn. 6.50% 2032                                                          540              571
Government National Mortgage Assn. 6.50% 2032                                                          516              545
Government National Mortgage Assn. 6.50% 2032                                                          440              465
Government National Mortgage Assn. 6.50% 2032                                                          406              429
Government National Mortgage Assn. 6.50% 2032                                                          390              412
Government National Mortgage Assn. 6.50% 2032                                                          332              351
Government National Mortgage Assn. 7.00% 2032                                                        5,108            5,448
Government National Mortgage Assn. 7.00% 2032                                                        1,738            1,853
Government National Mortgage Assn. 7.00% 2032                                                        1,577            1,681
Government National Mortgage Assn. 7.50% 2032                                                        1,913            2,061
Government National Mortgage Assn. 7.50% 2032                                                          517              557
Government National Mortgage Assn. 6.00% 2033                                                       20,752           21,495
Government National Mortgage Assn. 6.00% 2033                                                       15,800           16,366
Government National Mortgage Assn. 6.00% 2033                                                        4,432            4,591
Government National Mortgage Assn. 6.00% 2033                                                        3,706            3,838
Government National Mortgage Assn. 6.00% 2033                                                        3,146            3,258
Government National Mortgage Assn. 6.00% 2033                                                        3,138            3,251
Government National Mortgage Assn. 6.00% 2033                                                        2,975            3,081
Government National Mortgage Assn. 6.00% 2033                                                        1,011            1,068
Government National Mortgage Assn. 6.00% 2033                                                          801              845
Government National Mortgage Assn. 6.00% 2033                                                          651              687
Government National Mortgage Assn. 6.00% 2033                                                          568              599
Government National Mortgage Assn. 6.00% 2034                                                       31,500           32,628
Government National Mortgage Assn. 6.00% 2034                                                       30,040           31,116
Government National Mortgage Assn. 6.50% 2034                                                          918              969
Government National Mortgage Assn. 6.50% 2034                                                          874              922
Government National Mortgage Assn. 6.50% 2034                                                          864              912
Government National Mortgage Assn. 6.50% 2034                                                          668              704
Government National Mortgage Assn.: 5.00% 2035                                                      14,480           14,347
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017                             8,960            8,865
Government National Mortgage Assn., Series 2002-28, Class A, 4.776% 2018                             3,843            3,935
Fannie Mae 8.00% 2005                                                                                   -*               -*
Fannie Mae 8.50% 2007                                                                                   17               17
Fannie Mae 8.50% 2008                                                                                   12               12
Fannie Mae 7.00% 2009                                                                                  118              125
Fannie Mae 7.00% 2009                                                                                  110              117
Fannie Mae 9.00% 2009                                                                                   47               50
Fannie Mae 7.00% 2010                                                                                  905              962
Fannie Mae 8.50% 2010                                                                                   54               57
Fannie Mae 7.00% 2011                                                                                   56               59
Fannie Mae 9.50% 2011                                                                                   46               50
Fannie Mae 8.50% 2013                                                                                   28               30
Fannie Mae 8.50% 2014                                                                                   63               66
Fannie Mae 6.00% 2015                                                                                5,246            5,513
Fannie Mae 6.00% 2017                                                                                2,766            2,901
Fannie Mae 7.00% 2017                                                                                  430              457
Fannie Mae 5.50% 2018                                                                               20,445           21,123
Fannie Mae 12.00% 2019                                                                               1,212            1,426
Fannie Mae 8.00% 2022                                                                                   41               45
Fannie Mae 9.50% 2022                                                                                  116              128
Fannie Mae 8.00% 2023                                                                                   86               93
Fannie Mae 8.00% 2023                                                                                   72               78
Fannie Mae 8.00% 2023                                                                                   26               28
Fannie Mae 11.091% 2025                                                                              8,527            9,977
Fannie Mae 9.50% 2026                                                                                  777              869
Fannie Mae 8.50% 2027                                                                                   33               37
Fannie Mae 7.00% 2028                                                                                  347              370
Fannie Mae 7.00% 2028                                                                                  230              244
Fannie Mae 7.50% 2029                                                                                  811              870
Fannie Mae 7.00% 2030                                                                                  285              303
Fannie Mae 7.50% 2030                                                                                  309              332
Fannie Mae 7.50% 2030                                                                                  128              137
Fannie Mae 6.50% 2031                                                                                  656              690
Fannie Mae 6.50% 2031                                                                                  476              500
Fannie Mae 6.50% 2031                                                                                  397              418
Fannie Mae 7.00% 2031                                                                                  198              211
Fannie Mae 7.50% 2031                                                                                  648              695
Fannie Mae 7.50% 2031                                                                                  222              238
Fannie Mae 7.50% 2031                                                                                  218              234
Fannie Mae 7.50% 2031                                                                                  205              219
Fannie Mae 6.50% 2032                                                                                5,185            5,448
Fannie Mae 6.50% 2032                                                                                2,465            2,591
Fannie Mae 6.50% 2032                                                                                  860              903
Fannie Mae 6.50% 2032                                                                                  503              529
Fannie Mae 7.00% 2032                                                                                2,668            2,834
Fannie Mae 3.88% 2033(4)                                                                             6,971            6,967
Fannie Mae 4.035% 2033(4)                                                                            4,232            4,228
Fannie Mae 4.042% 2033(4)                                                                              689              694
Fannie Mae 4.198% 2033(4)                                                                           19,557           19,681
Fannie Mae 4.468% 2033(4)                                                                           10,300           10,406
Fannie Mae 6.00% 2034                                                                               85,945           88,698
Fannie Mae, Series 91-50, Class H, 7.75% 2006                                                           91               93
Fannie Mae, Series 1997-M5, Class C, ACES, 6.74% 2007                                                5,000            5,340
Fannie Mae, Series 1998-M6, Class A-2, ACES, 6.32% 2008                                              2,299            2,448
Fannie Mae, Series 2002-T11, Class A, 4.769% 2012                                                    6,926            7,087
Fannie Mae, Trust 35, Class 2, 12.00% 2018                                                              41               45
Fannie Mae, Series 90-93, Class G, 5.50% 2020                                                          174              177
Fannie Mae, Series 2002-W7, Class A-2, 4.80% 2022                                                       20               20
Fannie Mae, Series 1992-119, Class Z, 8.00% 2022                                                       500              532
Fannie Mae, Series 2001-4, Class NA, 11.82% 2025(4)                                                  7,866            9,108
Fannie Mae, Series 1997-M6, Class ZA, 6.85% 2026                                                    16,408           17,756
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                    2,019            2,168
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029                                                    6,674            7,167
Fannie Mae, Series 2001-20, Class E, 9.594% 2031(4)                                                    246              274
Fannie Mae, Series 2001-20, Class C, 12.004% 2031(4)                                                 1,081            1,273
Fannie Mae, Series 2003-M2, Class D, 4.68% 2033(4)                                                  11,000           10,036
Fannie Mae, Series 2003-W4, Class 1A-2, 3.063% 2038                                                  4,281            4,264
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039                                                    2,346            2,515
Fannie Mae, Series 2003-W4, Class 1A-3, 3.991% 2040                                                  3,000            2,988
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                     2,012            2,152
Freddie Mac 7.20% 2006                                                                              11,771           12,508
Freddie Mac 8.25% 2007                                                                                  47               49
Freddie Mac 7.00% 2008                                                                                  73               77
Freddie Mac 8.75% 2008                                                                                  49               52
Freddie Mac 8.50% 2009                                                                                  95              100
Freddie Mac 8.00% 2012                                                                                  72               77
Freddie Mac 6.00% 2014                                                                                 467              491
Freddie Mac 12.00% 2015                                                                                 21               25
Freddie Mac 11.00% 2016                                                                                 16               18
Freddie Mac 6.00% 2017                                                                               1,570            1,647
Freddie Mac 8.00% 2017                                                                                 541              584
Freddie Mac 8.50% 2018                                                                                  27               29
Freddie Mac 8.50% 2020                                                                                 440              479
Freddie Mac 8.50% 2021                                                                                 115              126
Freddie Mac 4.069% 2033(4)                                                                          13,701           13,717
Freddie Mac 6.00% 2034                                                                              74,000           76,296
Freddie Mac, Series H009, Class A-2, 1.876% 2008(4)                                                  3,517            3,437
Freddie Mac, Series 2289-NA, 12.009% 2020(4)                                                         4,755            5,462
Freddie Mac, Series 178, Class Z, 9.25% 2021                                                           150              150
Freddie Mac, Series 2289, Class NB, 11.467% 2022(4)                                                    930            1,051
Freddie Mac, Series 1567, Class A, 2.525% 2023(4)                                                      118              114
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032                                                     1,700            1,827
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                   6,537            6,493
Paine Webber CMO, Series O, Class 5, 9.50% 2019(5)                                                     421              448
                                                                                                                    703,233

FEDERAL AGENCY OBLIGATIONS -- 11.97%
Freddie Mac 7.00% 2005                                                                                8,000            8,216
Freddie Mac 1.875% 2006                                                                              23,000           22,699
Freddie Mac 5.125% 2008                                                                               9,500            9,980
Freddie Mac 5.75% 2009                                                                               60,000           64,500
Freddie Mac 6.625% 2009                                                                               8,000            8,914
Freddie Mac 5.00% 2014                                                                                6,000            6,131
Federal Home Loan Bank 3.375% 2007                                                                    8,625            8,570
Federal Home Loan Bank 3.75% 2007                                                                    24,280           24,381
Federal Home Loan Bank 5.75% 2008                                                                     7,725            8,215
Federal Home Loan Bank 3.00% 2009                                                                     6,000            5,767
Federal Home Loan Bank 4.50% 2012                                                                    11,000           10,996
Small Business Administration, Series 2001-20K, 5.34% 2021(3)                                         4,095            4,245
Small Business Administration, Series 2001-20J, 5.76% 2021(3)                                         2,011            2,114
Small Business Administration, Series 2001-20F, 6.44% 2021(3)                                        10,501           11,318
Small Business Administration, Series 2001-20G, 6.625% 2021(3)                                        3,259            3,538
Small Business Administration, Series 2002-20J, 4.75% 2022(3)                                         7,448            7,465
Small Business Administration, Series 2002-20K, 5.08% 2022(3)                                         4,216            4,293
Small Business Administration, Series 2002-20C, 6.07% 2022(3)                                         3,121            3,323
Small Business Administration, Series 2002-20D, 6.41% 2022(3)                                         4,249            4,585
Small Business Administration, Series 2003-20B, 4.84% 2023(3)                                        11,721           11,791
Fannie Mae 6.00% 2005                                                                                 9,200            9,493
Fannie Mae 7.125% 2005                                                                               11,500           11,613
Fannie Mae 4.25% 2007                                                                                 8,375            8,547
Fannie Mae 6.625% 2009                                                                                6,900            7,684
Fannie Mae 7.25% 2030                                                                                 6,000            7,448
United States Government Guaranteed Certificates of Participation, Overseas
   Private Investment Corp., Series 2000-044-A, 3.74% 2015(3)                                         7,684            7,545
United States Government Guaranteed Ship Financing Obligations, Rowan Companies,
   Inc. (Title XI) 5.88% 2012(3)                                                                      6,818            7,245
United States Government Guaranteed, Perforadora Centrale SA de CV (Title XI)
   4.92% 2018(3)                                                                                      2,901            2,943
                                                                                                                     293,559

TOTAL BONDS AND NOTES (cost: $2,271,198,000)                                                                      $2,283,789



                                                                      unaudited

                                                                                           Principal amount     Market value
SHORT-TERM SECURITIES -- 13.71%                                                                       (000)            (000)


U.S. Treasury Bills 1.60%-2.12% due 12/9/2004-3/17/2005(1)                                         $324,700      $   323,613
Federal Home Loan Bank 1.93% due 12/1/2004                                                           12,500           12,499

TOTAL SHORT-TERM SECURITIES (cost: $336,137,000)                                                                     336,112


TOTAL INVESTMENT SECURITIES (cost: $2,607,335,000)                                                                 2,619,901
Other assets less liabilities                                                                                       (168,433)

NET ASSETS                                                                                                        $2,451,468


*Amount less than one thousand
(1) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(2) Index-linked bond whose principal amount moves with a government retail price index.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Coupon rate may change periodically.
(5) Comprised of federal agency originated or guaranteed loans.




Federal income tax information                          (dollars in thousands)

Gross unrealized appreciation on investment securities                                                   $      27,278
Gross unrealized depreciation on investment securities                                                         (12,371)
Net unrealized appreciation on investment securities                                                            14,907
Cost of investment securities for federal income tax purposes                                                2,604,994


ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By

/s/ John H. Smet
-------------------------------------------------------
John H. Smet, President and PEO

Date: January 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By

/s/ John H. Smet
-----------------------------------------------------
John H. Smet, President and PEO

Date: January 28, 2005

By

/s/ Sharon G. Moseley
-----------------------------------------------------
Sharon G. Moseley, Treasurer and PFO

Date: January 28, 2005